Tax Situation (Details) - PEN (S/)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Situation (Details) [Line Items]
Income tax rate		0.40%	29.50%
Profit distribution percentage		5.00%
Income Tax on gross income percentage		30.00%
Technical assistance income tax rate		15.00%
Increase of the income tax rate			35.00%
Discount of the industry and trade tax rate			50.00%
New income tax rate		17.00%
Adjusted income tax rate		15.00%
Taxable income percentage		3.00%
Income Tax with holding rate		20.00%
Income Tax with holding force rate			10.00%
Occasional effective income tax rate			10.00%
Net corporate income percentage		50.00%
Total tax loss amounts (in Nuevos Soles)		S/ 567,900,000	S/ 616,000,000
Temporary tax on net assets (in Nuevos Soles)		S/ 22,500,000	S/ 21,500,000
Financial transactions		0.005%	0.005%
Intra-group services margin greater percentage		5.00%
Indirect transfer of shares percentage		10.00%
Total amount of transferred shares (in Nuevos Soles)		S/ (40,000)
Finance cost deductible percentage	30.00%
Exemptions percentage of finance cost	30.00%
Applicable tax payers (in Nuevos Soles)	S/ 2,500
Bottom of range [member]
Tax Situation (Details) [Line Items]
Income Tax on gross income percentage		15.00%
Top of range [member]
Tax Situation (Details) [Line Items]
Income Tax on gross income percentage		30.00%
Occasional income tax rate			15.00%
Temporary Tax on Net Assets (ITAN) [Member]
Tax Situation (Details) [Line Items]
Income tax rate			0.40%
Peru [Member]
Tax Situation (Details) [Line Items]
Income tax rate		29.50%	29.50%	29.50%
Chile [Member]
Tax Situation (Details) [Line Items]
Income tax rate		27.00%	27.00%	27.00%
Colombia [Member]
Tax Situation (Details) [Line Items]
Income tax rate		35.00%	35.00%	31.00%